UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue, 14th Floor, New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 366 Madison Avenue, NYC 10017      1/29/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      229,825
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM              00971T101   10,716   261,935          SOLE       NONE     None      0    0
Apple, Inc.                  COM              037833100   14,384    27,028          SOLE       NONE     None      0    0
American Express             COM              025816109   12,366   215,140          SOLE       NONE     None      0    0
Baker Hughes Inc.            COM              057224107    7,309   178,925          SOLE       NONE     None      0    0
Bank of America Warrants B   Warrant          060505153      808 1,049,085          SOLE       NONE     None      0    0
Berkshire Hathaway           CL B             084670207   20,188   225,060          SOLE       NONE     None           0
Boeing Company               COM              097023105   12,587   167,020          SOLE       NONE     None      0    0
Caterpillar Inc.             COM              149123101    6,662    74,346          SOLE       NONE     None      0    0
Cognizant Technologies Solu. CL A             192446102   10,737   145,323          SOLE       NONE     None      0    0
Deere & Co.                  COM              244199105    9,214   106,619          SOLE       NONE     None      0    0
EMC Corp.                    COM              268648102   12,722   502,835          SOLE       NONE     None      0    0
Google Inc.                  CL A             38259P508   16,944    23,953          SOLE       NONE     None      0    0
Market Vectors ETF Trust     Gold Miner ETF   57060U100   13,268   286,015          SOLE       NONE     None      0    0
Medtronic Inc.               COM              585055106    6,269   152,825          SOLE       NONE     None      0    0
McDonald's Corp              COM              580135101   16,900   191,587          SOLE       NONE     None      0    0
Nautilus, Inc.               COM              63910B102    1,072   305,305          SOLE       NONE     None      0    0
Orbcomm, Inc.                COM              68555p100   10,504 2,679,710          SOLE       NONE     None      0    0
Qualcomm Inc.                COM              747525103   15,816   255,680          SOLE       NONE     None      0    0
Proshares Trust              PSHS ULTSH 20YRS 74347R297    4,549    71,689          SOLE       NONE     None      0    0
Tupperware Brands Corp.      COM              899896104   12,405   193,525          SOLE       NONE     None      0    0
Wal Mart Stores Inc.         COM              931142103   14,405   211,130          SOLE       NONE     None      0    0


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